Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net loss for the period/year	$ (2,204)	$ (26,756)	$ (17,346)	$ (15,006)
Items not involving cash:
Depreciation	29	70	72	5
Depletion	216	943	1,756	164
Interest expense	285	1,839	633
Other (income)/expense	13	(70)	(545)	(64)
Share-based compensation	1,078	2,806	3,146	2,995
Change in fair value of short-term investments	(1,060)	264	569	168
Change in fair value of derivative liabilities	(278)	(242)	(4,588)	1,511
Change in fair value of embedded derivatives		(30)
(Gain)/loss on loan modification		249	(316)
Change in fair value of gold-linked loan		(172)
Impairments of royalties		22,379	3,821
Share of (gain)/loss in associate	(1)	(172)	296
Dilution gain in associate		(12)	(100)
Deferred tax recovery	(435)	(6,183)	(129)
Unrealized foreign exchange (gain)/loss	42	38	(415)	(28)
Operating cash flows before movements in working capital	(2,315)	(5,049)	(13,146)	(10,255)
Net changes in non-cash working capital items:
Accounts receivables	389	(215)	(655)	(150)
Prepaids and other receivables	439	(1,681)	2,889	(1,485)
Accounts payable and accrued liabilities	(3,043)	69	(8,350)	23
Due to former parent company				(83)
Cash used in operating activities	(4,530)	(6,876)	(19,262)	(11,950)
Investing activities
Restricted cash released			1,815
Interest received		36		64
Dividends received	28	34
Investment in royalties and other mineral interests	(12)	(28,701)	(19,682)	(9,390)
Acquisition of Ely Gold Royalties Inc., net of cash acquired				(58,247)
Investment in marketable securities	(44)		(799)
Long-term investments acquired				(1,587)
Proceeds on disposition of marketable securities	4,531	3,308	17,659
Cash acquired through acquisition of Abitibi Royalties Inc. and Golden Valley Mines and Royalties Ltd.			10,393
Investment in associate			(409)
Land agreements proceeds credited against mineral properties	481	1,835	1,630
Investment in gold-linked loan		(10,000)
Purchase of equipment			(28)	(2)
Proceeds On Disposition Of Other Mineral Interests	16
Payment of lease obligations				(3)
Cash provided by / (used in) investing activities	5,000	(33,488)	10,579	(69,165)
Financing activities
Proceeds from issuance of common shares		1,391	856	2,938
Proceeds from initial public offering, net of underwriters' fees and issuance costs				88,046
Net proceeds from bank loan/(payment of bank loan transaction costs)		(131)	9,403
Payment of Government Loan		(30)
Proceeds from convertible debentures, net of issuance costs		38,520
Interest paid	(197)	(1,115)	(342)
Payment of lease obligations	(25)	(76)	(60)
Dividends	(1,439)	(2,599)	(4,032)
Repurchase of Abitibi call options	(8)
Repayment of cash advance from parent company				(38)
Cash provided by financing activities	(1,669)	35,960	5,825	90,946
Effect of exchange rate changes on cash and cash equivalents	(2)		1	36
Net increase (decrease) in cash	(1,201)	(4,404)	(2,857)	9,867
Beginning of year	7,048	5,847	9,905	38
End of year	$ 5,847	$ 1,443	$ 7,048	$ 9,905